Schedule of reconciliation of changes in intangible assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		$ 1,076,405	$ 1,538,526
Balance at the beginning of the year		(1,315,983)
Reclassification of intengible assets	[1]	31,851
Balance at the beginning of the year		1,108,256
Additions		21,821
Disposals		(9)	(55)
Amortization		(71,379)	(63,778)
Foreign exchange effect		(2,666)	(4,485)
Transfers		748	4,649
Balance at the end of the year		1,056,771	1,076,405
Balance at the end of the year		(1,480,856)	(1,315,983)
Impairment of non-current assets			(398,452)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		406,434	674,645
Balance at the beginning of the year		406,434
Foreign exchange effect		(206)	(869)
Balance at the end of the year		406,228	406,434
Impairment of non-current assets			(267,342)
Mining rights [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		648,870	843,793
Reclassification of intengible assets	[1]	31,851
Balance at the beginning of the year		680,721
Amortization		(67,829)	(60,936)
Foreign exchange effect		(622)	(2,877)
Balance at the end of the year		612,270	648,870
Impairment of non-current assets			(131,110)
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		21,101	20,088
Balance at the beginning of the year		21,101
Additions		21,821
Disposals		(9)	(55)
Amortization		(3,550)	(2,842)
Foreign exchange effect		(1,838)	(739)
Transfers		748	4,649
Balance at the end of the year		38,273	21,101
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year			2,403,009
Balance at the beginning of the year		2,392,388
Balance at the end of the year			2,392,388
Gross carrying amount [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		673,776	674,645
Balance at the end of the year		673,570	673,776
Gross carrying amount [member] | Mining rights [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		1,665,149	1,668,956
Balance at the end of the year		1,791,643	1,665,149
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		53,463	59,408
Balance at the end of the year		72,414	53,463
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year			(864,483)
Balance at the beginning of the year		(1,315,983)
Balance at the end of the year			(1,315,983)
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		(267,342)
Balance at the end of the year		(267,342)	(267,342)
Accumulated depreciation, amortisation and impairment [member] | Mining rights [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		(1,016,279)
Amortization			(825,163)
Balance at the end of the year		(1,179,373)	(1,016,279)
Accumulated depreciation, amortisation and impairment [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		(32,362)	(39,320)
Balance at the end of the year		$ (34,141)	$ (32,362)

[1]	The Company identified USD 31,851 of legal mining rights that were being classified as Mining projects within Property, Plant and Equipment, instead of as Rights to use natural resources within Intangible assets. Given the nature of this reclassification, only between Property, Plant and Equipment and Intangible assets, the Company made an out-of-period adjustment, to account for the correct classification of those legal mining rights as of December 31, 2021.